UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03723

Fidelity New York Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® New York Municipal Income Fund Fidelity® New York Municipal Income Fund : FTFMX

This semi-annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New York Municipal Income Fund	$ 22	0.45%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$1,283,549,284
Number of Holdings	450
Portfolio Turnover	13%
What did the Fund invest in?
(as of July 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
Transportation	26.7
Special Tax	20.2
General Obligations	17.6
Health Care	8.5
Housing	8.4
Education	6.9
Others(Individually Less Than 5%)	8.3
96.6

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.7
AA - 60.6
A - 20.3
BBB - 11.2
B - 1.1
Not Rated - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914424.102    71-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® New York Municipal Income Fund Fidelity Advisor® New York Municipal Income Fund Class Z : FIJAX

This semi-annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.42%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$1,283,549,284
Number of Holdings	450
Portfolio Turnover	13%
What did the Fund invest in?
(as of July 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
Transportation	26.7
Special Tax	20.2
General Obligations	17.6
Health Care	8.5
Housing	8.4
Education	6.9
Others(Individually Less Than 5%)	8.3
96.6

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.7
AA - 60.6
A - 20.3
BBB - 11.2
B - 1.1
Not Rated - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914423.102    3232-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® New York Municipal Income Fund Fidelity Advisor® New York Municipal Income Fund Class M : FNYPX

This semi-annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 36	0.72%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$1,283,549,284
Number of Holdings	450
Portfolio Turnover	13%
What did the Fund invest in?
(as of July 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
Transportation	26.7
Special Tax	20.2
General Obligations	17.6
Health Care	8.5
Housing	8.4
Education	6.9
Others(Individually Less Than 5%)	8.3
96.6

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.7
AA - 60.6
A - 20.3
BBB - 11.2
B - 1.1
Not Rated - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914421.102    1108-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® New York Municipal Income Fund Fidelity Advisor® New York Municipal Income Fund Class I : FEMIX

This semi-annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.53%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$1,283,549,284
Number of Holdings	450
Portfolio Turnover	13%
What did the Fund invest in?
(as of July 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
Transportation	26.7
Special Tax	20.2
General Obligations	17.6
Health Care	8.5
Housing	8.4
Education	6.9
Others(Individually Less Than 5%)	8.3
96.6

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.7
AA - 60.6
A - 20.3
BBB - 11.2
B - 1.1
Not Rated - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914422.102    1109-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® New York Municipal Income Fund Fidelity Advisor® New York Municipal Income Fund Class C : FNYCX

This semi-annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.47%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$1,283,549,284
Number of Holdings	450
Portfolio Turnover	13%
What did the Fund invest in?
(as of July 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
Transportation	26.7
Special Tax	20.2
General Obligations	17.6
Health Care	8.5
Housing	8.4
Education	6.9
Others(Individually Less Than 5%)	8.3
96.6

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.7
AA - 60.6
A - 20.3
BBB - 11.2
B - 1.1
Not Rated - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914420.102    1107-TSRS-0926

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® New York Municipal Income Fund Fidelity Advisor® New York Municipal Income Fund Class A : FNMAX

This semi-annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.76%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$1,283,549,284
Number of Holdings	450
Portfolio Turnover	13%
What did the Fund invest in?
(as of July 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
Transportation	26.7
Special Tax	20.2
General Obligations	17.6
Health Care	8.5
Housing	8.4
Education	6.9
Others(Individually Less Than 5%)	8.3
96.6

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 1.7
AA - 60.6
A - 20.3
BBB - 11.2
B - 1.1
Not Rated - 1.7
Short-Term Investments and Net Other Assets (Liabilities) - 3.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914419.102    1105-TSRS-0926

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® New York Municipal Income Fund

Semi-Annual Report
July 31, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® New York Municipal Income Fund
Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 96.6%
	Principal Amount (a)	Value ($)
Guam - 0.2%
Water & Sewer - 0.2%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.25% 7/1/2041	1,055,000	1,105,553
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.25% 7/1/2042	1,000,000	1,048,240
TOTAL GUAM		2,153,793
New Jersey,New York - 9.8%
Transportation - 9.8%
Port Auth NY & NJ 4% 7/15/2036 (b)	3,000,000	2,984,651
Port Auth NY & NJ 4% 7/15/2038 (b)	1,000,000	961,270
Port Auth NY & NJ 4% 7/15/2040 (b)	2,000,000	1,873,311
Port Auth NY & NJ 4% 7/15/2045 (b)	8,000,000	7,243,423
Port Auth NY & NJ 4% 7/15/2050 (b)	2,900,000	2,507,504
Port Auth NY & NJ 5% 10/15/2034 (b)	9,640,000	10,514,041
Port Auth NY & NJ 5% 10/15/2035 (b)	3,000,000	3,272,707
Port Auth NY & NJ 5% 7/15/2032 (b)	1,500,000	1,581,049
Port Auth NY & NJ 5.375% 3/1/2028	2,465,000	2,521,278
Port Auth NY & NJ Series 202, 5% 10/15/2036 (b)	5,455,000	5,505,317
Port Auth NY & NJ Series 218, 4% 11/1/2047 (b)	11,280,000	9,987,095
Port Auth NY & NJ Series 223, 5% 7/15/2056 (b)	8,760,000	8,861,769
Port Auth NY & NJ Series 224, 5% 7/15/2056	6,795,000	6,937,032
Port Auth NY & NJ Series 227, 2% 10/1/2031 (b)	6,295,000	5,665,864
Port Auth NY & NJ Series 227, 2% 10/1/2033 (b)	1,590,000	1,358,544
Port Auth NY & NJ Series 227, 2% 10/1/2034 (b)	4,380,000	3,637,237
Port Auth NY & NJ Series 234, 5% 8/1/2038 (b)	1,750,000	1,834,117
Port Auth NY & NJ Series 234, 5% 8/1/2039 (b)	1,500,000	1,564,526
Port Auth NY & NJ Series 234, 5.25% 8/1/2040 (b)	2,000,000	2,111,915
Port Auth NY & NJ Series 238, 5% 7/15/2035 (b)	8,475,000	9,083,712
Port Auth NY & NJ Series 238, 5% 7/15/2036 (b)	8,070,000	8,603,669
Port Auth NY & NJ Series 238, 5% 7/15/2037 (b)	4,235,000	4,490,699
Port Auth NY & NJ Series 238, 5% 7/15/2038 (b)	3,035,000	3,201,770
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2030 (b)	1,130,000	1,185,196
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2036 (b)	4,820,000	4,982,820
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 4% 9/1/2037 (b)	4,000,000	3,919,089
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 4% 9/1/2039 (b)	1,920,000	1,813,120
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 4% 9/1/2043 (b)	6,500,000	5,965,063
Port Auth NY & NJ Series TWO HUNDRED FOURTEEN, 5% 9/1/2033 (b)	2,005,000	2,085,597
TOTAL NEW JERSEY,NEW YORK		126,253,385
New York - 85.3%
Education - 6.9%
Build NYC Resource Corp (Nightingale Bamford School Proj.) Series 2025, 5% 7/1/2040	5,500,000	5,831,423
Dutchess Cnty NY Loc Dev Corp Rev (Culinary Institute of America Proj.) 5% 7/1/2035	855,000	869,922
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2028	155,000	159,862
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2030	200,000	209,718
Hempstead Town NY Local Dev Corp Rev (Adelphi University NY Proj.) 5% 6/1/2032	200,000	210,823
Hempstead Town NY Local Dev Corp Rev (Hofstra Univ, NY Proj.) Series 2021 A, 3% 7/1/2051	14,635,000	10,295,649
Hempstead Town NY Local Dev Corp Rev (Molloy College Proj.) 5% 7/1/2032	740,000	747,258
Hempstead Town NY Local Dev Corp Rev (Molloy College Proj.) 5% 7/1/2033	475,000	479,197
New York St Dorm Auth Revs (New York Univ, NY Proj.) 5.5% 7/1/2040 (Ambac Assurance Corp Insured)	3,000,000	3,375,799
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 5% 7/1/2032	1,500,000	1,520,787
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) 5% 7/1/2041	2,500,000	2,501,968
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 4% 7/1/2049	2,500,000	2,088,726
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2035	1,425,000	1,496,112
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2036	1,495,000	1,563,447
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2037	785,000	817,954
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2038	500,000	519,361
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2039	865,000	895,251
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2040	915,000	945,099
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) 5% 7/1/2041	830,000	856,414
New York St Dorm Auth Revs Non St Supported Debt (Brooklyn Law School NY Proj.) Series 2019 A, 5% 7/1/2033	5,800,000	5,941,872
New York St Dorm Auth Revs Non St Supported Debt (New York Univ, NY Proj.) Series 2019A, 5% 7/1/2038	3,440,000	3,581,071
New York St Dorm Auth Revs Non St Supported Debt (New York Univ, NY Proj.) Series 2021 A, 3% 7/1/2041	1,000,000	838,830
New York St Dorm Auth Revs Non St Supported Debt (Rochester N Y Inst Technology Proj.) Series 2020 A, 5% 7/1/2040	1,265,000	1,303,622
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 4% 7/1/2046	4,625,000	4,205,499
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2035	1,095,000	987,963
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2047	5,625,000	4,507,610
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	6,500,000	6,682,849
New York State Dormitory Authority (Fordham University Proj.) Series 2016 A, 5% 7/1/2033	800,000	800,468
New York State Dormitory Authority (Fordham University Proj.) Series 2016 A, 5% 7/1/2034	650,000	650,275
New York State Dormitory Authority (Fordham University Proj.) Series 2016 A, 5% 7/1/2035	500,000	500,151
NY St Dorm Auth Revs Non St Supported Debt (St Johns Univ, NY Proj.) 4% 7/1/2048	3,805,000	3,327,331
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025 B, 5% 7/1/2038	3,110,000	3,399,718
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025 B, 5% 7/1/2039	1,800,000	1,950,338
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025 B, 5% 7/1/2040	1,000,000	1,075,901
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025A, 5% 7/1/2038	850,000	929,183
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025A, 5% 7/1/2039	1,125,000	1,219,844
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025A, 5% 7/1/2043	350,000	371,306
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025A, 5% 7/1/2044	1,000,000	1,057,863
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025A, 5% 7/1/2045	525,000	551,624
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025A, 5.25% 7/1/2050	1,500,000	1,573,087
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2036	425,000	411,784
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2037	275,000	263,192
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2038	510,000	481,284
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2039	650,000	605,005
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 4% 7/1/2040	600,000	548,844
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2027	815,000	825,717
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2028	855,000	877,690
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2031	340,000	353,665
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2032	265,000	274,693
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2033	300,000	310,217
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2034	300,000	309,202
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2020 B, 5% 7/1/2035	400,000	410,838
Onondaga NY Civic Dev Corp (Syracuse University, NY Proj.) 5% 12/1/2035	1,110,000	1,178,064
Saratoga Cnty NY Cap Resource Corp Rev (Skidmore College, NY Proj.) 4% 7/1/2050	1,500,000	1,297,328
TOTAL EDUCATION		88,988,698
Electric Utilities - 2.2%
Long Island Pwr Auth NY Elec 5% 9/1/2034	1,700,000	1,809,338
Long Island Pwr Auth NY Elec 5% 9/1/2035	1,200,000	1,270,646
Long Island Pwr Auth NY Elec 5% 9/1/2037	500,000	526,106
Long Island Pwr Auth NY Elec 5% 9/1/2038	1,450,000	1,522,419
Long Island Pwr Auth NY Elec 5% 9/1/2039	1,750,000	1,884,888
Long Island Pwr Auth NY Elec 5% 9/1/2040	1,915,000	2,057,284
Long Island Pwr Auth NY Elec 5% 9/1/2041	2,100,000	2,252,293
Long Island Pwr Auth NY Elec 5% 9/1/2042	2,375,000	2,537,284
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2038	1,275,000	1,365,083
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2039	1,375,000	1,458,433
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2040	1,500,000	1,589,012
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2041	1,375,000	1,449,981
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2042	2,000,000	2,098,544
Long Island Pwr Auth NY Elec Series 2026C, 3.4% tender 9/1/2051 (e)(f)	7,000,000	6,999,051
TOTAL ELECTRIC UTILITIES		28,820,362
Escrowed/Pre-Refunded - 0.0%
New York St Dorm Auth Sales Tax Rev St Supported 5% 3/15/2048 (Pre-refunded to 9/15/2028 at 100)	5,000	5,240
New York St Dorm Auth St Pers Income Tax Rev Series 2017 A, 5% 2/15/2037 (Pre-refunded to 2/15/2027 at 100)	5,000	5,059
NY St Dorm Auth Revs Non St Supported Debt 4% 7/1/2048 (Pre-refunded to 7/1/2031 at 100)	195,000	203,453
TOTAL ESCROWED/PRE-REFUNDED		213,752
General Obligations - 17.0%
Alden NY Cent Sch Dist Series 2021, 2% 6/15/2036	465,000	362,103
Brighton Central School District 2.125% 6/15/2032	1,000,000	885,556
Bronxville Union Free School District Series 2019, 2% 9/15/2032	1,000,000	873,096
Build NYC Resource Corp (City of New York NY Proj.) 5% 12/1/2041	1,150,000	1,207,506
Build NYC Resource Corp (City of New York NY Proj.) 5.375% 12/1/2046	750,000	798,989
City of New York NY Gen. Oblig. 3% 3/1/2051 (Build America Mutual Assurance Co Insured)	5,825,000	4,140,547
City of New York NY Gen. Oblig. 4% 8/1/2034	3,250,000	3,291,866
City of New York NY Gen. Oblig. 5% 3/1/2043	1,500,000	1,549,681
City of New York NY Gen. Oblig. 5% 4/1/2030	4,490,000	4,786,960
City of New York NY Gen. Oblig. 5% 8/1/2030	11,250,000	12,044,576
City of New York NY Gen. Oblig. 5% 8/1/2047	18,895,000	19,227,431
City of New York NY Gen. Oblig. 5.25% 2/1/2053	4,745,000	4,899,542
City of New York NY Gen. Oblig. 5.5% 4/1/2046	1,790,000	1,925,180
City of New York NY Gen. Oblig. Series 2018 F 1, 5% 4/1/2045	8,485,000	8,584,779
City of New York NY Gen. Oblig. Series 2019 D1, 5% 12/1/2041	4,305,000	4,417,814
City of New York NY Gen. Oblig. Series 2023 SUB F 1, 5% 8/1/2037	1,000,000	1,073,577
City of New York NY Gen. Oblig. Series 2026 SUB A 1, 5.5% 8/1/2050	10,500,000	11,187,573
City of New York NY Gen. Oblig. Series FISCAL 2020 D 1, 4% 3/1/2044	1,475,000	1,366,392
City of New York NY Gen. Oblig. Series FISCAL 2021F SUB F 1, 3% 3/1/2035	3,350,000	3,139,295
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5.25% 5/1/2038	5,000,000	5,379,953
Corning NY City Sch Dist Tan Series 2021, 2% 6/15/2033	625,000	543,990
County of Onondaga NY Gen. Oblig. Series 2018, 3.375% 4/15/2036	1,020,000	984,805
County of Onondaga NY Gen. Oblig. Series 2020, 2% 10/15/2034	1,295,000	1,087,973
County of Onondaga NY Gen. Oblig. Series 2021, 2% 8/15/2036	1,480,000	1,175,895
Enlarged City School District of the City of Troy 2% 6/1/2036 (Build America Mutual Assurance Co Insured)	1,240,000	962,462
Enlarged City School District of the City of Troy Series 2021, 2% 6/1/2034 (Build America Mutual Assurance Co Insured)	1,190,000	984,661
Enlarged City School District of the City of Troy Series 2021, 2% 6/1/2035 (Build America Mutual Assurance Co Insured)	1,215,000	972,768
Fallsburg NY Cent Sch Dist 2% 6/15/2034 (Build America Mutual Assurance Co Insured)	765,000	631,087
Farmingdale NY Ufsd 2% 9/15/2036	330,000	259,416
Islip NY Gen. Oblig. 2% 5/1/2033	345,000	295,788
Islip NY Gen. Oblig. 2% 5/1/2037	1,575,000	1,210,117
Kingston NY City Sch Dist Series 2021, 2% 6/15/2035	425,000	343,855
Mahopac NY Cent Scd 1.7% 6/1/2035	635,000	487,234
Massapequa NY Un Free Sch Dist 2% 10/1/2032	1,745,000	1,521,909
Massapequa NY Un Free Sch Dist 2% 10/1/2033	1,775,000	1,514,076
Mineola NY Gen. Oblig. Series 2021, 2% 1/15/2044	825,000	510,394
Mineola NY Gen. Oblig. Series 2021, 2% 1/15/2045	840,000	506,369
Mineola NY Gen. Oblig. Series 2021, 2% 1/15/2046	860,000	504,554
New Rochelle NY City Sch Dist 2% 6/15/2033	2,625,000	2,243,643
New Rochelle NY Gen. Oblig. 2% 2/15/2034	590,000	495,856
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity and Life Co Guaranteed) (e)	12,000,000	12,201,070
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2052	5,610,000	5,690,592
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5.25% 7/15/2036	8,095,000	8,402,971
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2019 S 1, 5% 7/15/2043	1,715,000	1,752,705
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series FISCAL 2022 SUB S 1A, 3% 7/15/2039	1,690,000	1,436,589
New York NY City Transitional Fin Auth Rev Series FISCAL 2023B SUB B 1, 5.25% 11/1/2037	6,120,000	6,613,299
Niagara-Wheatfield NY Csd Series 2020, 2% 3/15/2034	620,000	514,130
North Hempstead NY Gen. Oblig. 2.9% 9/15/2033	850,000	786,440
NY St Dorm Auth Revs Non St Supported Debt (Ou Boces Proj.) Series 2025, 4.5% 8/15/2044	575,000	578,929
NY St Dorm Auth Revs Non St Supported Debt (Ou Boces Proj.) Series 2025, 5% 8/15/2041	3,075,000	3,285,970
NY St Dorm Auth Revs Non St Supported Debt (Ou Boces Proj.) Series 2025, 5% 8/15/2042	1,600,000	1,704,239
NY St Dorm Auth Revs Non St Supported Debt (Ou Boces Proj.) Series 2025, 5% 8/15/2043	1,550,000	1,645,416
Orange County NY Gen. Oblig. Series 2016 A, 2.25% 3/15/2033	250,000	221,086
Orange County NY Gen. Oblig. Series 2021 A, 2% 6/15/2029	250,000	237,136
Oyster Bay NY Gen. Oblig. Series 2021 A, 2% 3/1/2033 (Assured Guaranty Inc Insured)	225,000	194,721
Pearl River Union Free School District 2% 6/1/2036	650,000	512,556
Pelham NY Un Free Sch Dist 2% 11/1/2031	2,180,000	1,941,737
Pelham NY Un Free Sch Dist 2% 11/1/2032	1,445,000	1,254,448
Pelham NY Un Free Sch Dist 2% 11/1/2033	530,000	448,531
Pelham NY Un Free Sch Dist 2% 11/1/2034	2,015,000	1,660,792
Pelham NY Un Free Sch Dist 2% 11/1/2035	2,225,000	1,785,736
Port Chester-Rye NY 2% 6/1/2036	1,925,000	1,529,355
Port Chester-Rye NY Series 2020, 2% 6/1/2035	500,000	409,260
Rye Neck NY Un Free Sch Dist Series 2020, 2.25% 6/15/2042	450,000	316,883
Rye Neck NY Un Free Sch Dist Series 2020, 2.5% 6/15/2045	380,000	268,300
Rye Neck NY Un Free Sch Dist Series 2020, 2.5% 6/15/2046	225,000	156,256
Rye Neck NY Un Free Sch Dist Series 2020, 2.5% 6/15/2047	505,000	344,941
Rye Neck NY Un Free Sch Dist Series 2020, 2.5% 6/15/2048	415,000	279,911
Saratoga Cnty NY Gen. Oblig. Series 2016, 3.125% 7/15/2036	1,510,000	1,358,341
Schuylerville N Y Cent Sch Dist Series 2021, 2% 6/15/2036	965,000	762,623
Schuylerville N Y Cent Sch Dist Series 2021, 2% 6/15/2037	720,000	555,113
Stillwater NY Cent Sch Dist 2% 6/15/2033 (Build America Mutual Assurance Co Insured)	500,000	419,007
Suffolk Cnty NY Gen. Oblig. Series 2021 A, 2% 6/15/2033 (Build America Mutual Assurance Co Insured)	7,555,000	6,385,649
Suffolk Cnty NY Gen. Oblig. Series 2021 A, 2% 6/15/2034 (Build America Mutual Assurance Co Insured)	7,105,000	5,850,082
Suffolk Cnty NY Gen. Oblig. Series 2022 C, 4% 9/1/2036	2,000,000	2,029,163
Uniondale Uni Free Sch Dist NY 1.75% 5/1/2033	3,385,000	2,816,566
Uniondale Uni Free Sch Dist NY 1.75% 5/1/2034	3,810,000	3,049,372
Village of Dobbs Ferry NY Gen. Oblig. 2.65% 10/15/2033	325,000	293,372
Washingtonville NY Cent Sch Dist 0.05% 6/15/2039	400,000	212,581
Washingtonville NY Cent Sch Dist Series 2019, 0.05% 6/15/2035	650,000	433,818
Washingtonville NY Cent Sch Dist Series 2019, 0.05% 6/15/2036	800,000	507,138
Washingtonville NY Cent Sch Dist Series 2019, 0.05% 6/15/2037	950,000	569,323
Washingtonville NY Cent Sch Dist Series 2019, 0.05% 6/15/2038	950,000	537,245
Webster NY Cent Sch Dist Series 2021, 2% 6/15/2031	1,105,000	1,005,311
Wellsville NY Cent Sch Dist Series 2021, 2% 6/15/2036	115,000	90,470
West Islip NY Un Free Sch Dist Series 2020, 2% 6/15/2032	2,880,000	2,524,179
Westchester Cnty NY Gen. Oblig. Series 2021 A, 2% 10/15/2032	3,990,000	3,523,234
Westchester Cnty NY Gen. Oblig. Series 2021 A, 2% 10/15/2033	570,000	490,823
Yonkers NY 2% 2/15/2041 (Assured Guaranty Inc Insured)	1,000,000	646,124
Yonkers NY Gen. Oblig. Series 2019A, 4% 5/1/2034 (Build America Mutual Assurance Co Insured)	1,500,000	1,524,918
Yonkers NY Gen. Oblig. Series 2019A, 5% 5/1/2033 (Build America Mutual Assurance Co Insured)	1,000,000	1,056,886
Yonkers NY Gen. Oblig. Series 2026 D, 5% 8/1/2029 (Assured Guaranty Inc Insured)	800,000	852,058
Yonkers NY Gen. Oblig. Series 2026 D, 5% 8/1/2030 (Assured Guaranty Inc Insured)	1,350,000	1,460,116
Yonkers NY Gen. Oblig. Series 2026 D, 5% 8/1/2031 (Assured Guaranty Inc Insured)	1,350,000	1,478,851
Yonkers NY Gen. Oblig. Series 2026 D, 5% 8/1/2032 (Assured Guaranty Inc Insured)	1,000,000	1,107,233
Yonkers NY Gen. Oblig. Series 2026 D, 5% 8/1/2033 (Assured Guaranty Inc Insured)	1,000,000	1,118,162
Yonkers NY Gen. Oblig. Series 2026 D, 5% 8/1/2034 (Assured Guaranty Inc Insured)	1,000,000	1,126,726
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2029 (Assured Guaranty Inc Insured)	500,000	528,073
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2030 (Assured Guaranty Inc Insured)	500,000	536,734
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2031 (Assured Guaranty Inc Insured)	675,000	734,955
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2032 (Assured Guaranty Inc Insured)	800,000	881,089
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2033 (Assured Guaranty Inc Insured)	400,000	445,049
Yonkers NY Gen. Oblig. Series 2026A, 5% 2/1/2034 (Assured Guaranty Inc Insured)	750,000	842,014
Yonkers NY Series 2021 B, 4% 2/15/2037	1,200,000	1,215,215
Yonkers NY Series 2026B, 5% 2/1/2029 (Assured Guaranty Inc Insured)	275,000	290,440
Yonkers NY Series 2026B, 5% 2/1/2030 (Assured Guaranty Inc Insured)	300,000	322,040
Yonkers NY Series 2026B, 5% 2/1/2031 (Assured Guaranty Inc Insured)	250,000	272,206
Yonkers NY Series 2026B, 5% 2/1/2032 (Assured Guaranty Inc Insured)	750,000	826,021
Yonkers NY Series 2026B, 5% 2/1/2033 (Assured Guaranty Inc Insured)	275,000	305,971
Yonkers NY Series 2026B, 5% 2/1/2034 (Assured Guaranty Inc Insured)	550,000	617,477
TOTAL GENERAL OBLIGATIONS		216,155,035
Health Care - 8.5%
Brookhaven NY Loc Dev Corp Rev (Active Retirement Cmty, Inc Proj.) 4% 11/1/2045	1,000,000	916,570
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2027	600,000	599,962
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2028	360,000	359,810
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2029	300,000	299,682
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2030	575,000	572,817
Monroe Cnty NY Indl Dev Corp (Highland Hospital Proj.) Series 2020, 3% 7/1/2050	4,265,000	2,997,948
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2031	1,595,000	1,597,740
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2034	760,000	760,909
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2035	700,000	700,831
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital Proj.) 5% 12/1/2036	700,000	700,759
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital,Ny Proj.) Series 2020 A, 4% 12/1/2046	2,500,000	2,123,448
Nassau Cnty NY Local Economic Assist Corp Rev (Catholic Hlth Svs of Li Grp Proj.) Series 2014B, 5% 7/1/2027	1,000,000	1,004,475
New York NY City Health & Hosp Series 2025A, 5% 2/15/2039	4,920,000	5,370,360
New York NY City Health & Hosp Series 2025A, 5% 2/15/2040	8,850,000	9,607,782
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 4% 7/1/2040	1,000,000	844,829
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 4% 7/1/2045	3,750,000	3,016,724
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2027	390,000	390,569
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2028	465,000	466,013
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2029	750,000	751,216
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2030	1,475,000	1,475,701
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2032	1,540,000	1,530,063
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2034	1,300,000	1,281,528
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2035	600,000	587,372
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2036	500,000	485,258
New York St Dorm Auth Revs Non St Supported Debt (Catholic Health System Proj.) Series 2019 A, 5% 7/1/2041	1,345,000	1,263,534
New York St Dorm Auth Revs Non St Supported Debt (Maimonides Medical Center Proj.) Series 2020, 3% 2/1/2050	3,500,000	2,528,126
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 2% 7/1/2033	7,600,000	6,667,707
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Obligated Group Proj.) Series 2020A, 4% 9/1/2050	7,120,000	5,803,095
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Obligated Group Proj.) Series 2024, 5.5% 11/1/2044	1,200,000	1,254,392
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Obligated Group Proj.) Series 2024, 5.5% 11/1/2047	1,025,000	1,061,183
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) 5% 7/1/2035	1,000,000	1,118,429
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) 5% 7/1/2036	575,000	642,861
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) Series 2020A, 3% 7/1/2048	5,000,000	3,661,275
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) Series 2020A, 4% 7/1/2053	5,805,000	4,858,877
New York St Dorm Auth Revs Non St Supported Debt (White Plains Hosp Proj.) Series 2024, 5.25% 10/1/2049	7,000,000	7,147,947
Niagara NY Area Dev Corp Rev (Catholic Health System Proj.) 5% 7/1/2052	3,000,000	2,641,253
NY St Dorm Auth Revs Non St Supported Debt (Mount Sinai Hospital/The Proj.) 5.25% 7/1/2050	5,000,000	4,940,181
NY St Dorm Auth Revs Non St Supported Debt (Roswell Park Cancer Institute Proj.) Series 2025A, 5.25% 7/1/2042 (Assured Guaranty Inc Insured)	1,300,000	1,408,640
NY St Dorm Auth Revs Non St Supported Debt (Roswell Park Cancer Institute Proj.) Series 2025A, 5.25% 7/1/2043 (Assured Guaranty Inc Insured)	525,000	565,813
NY St Dorm Auth Revs Non St Supported Debt (Roswell Park Cancer Institute Proj.) Series 2025A, 5.25% 7/1/2045 (Assured Guaranty Inc Insured)	1,200,000	1,280,130
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2037 (Assured Guaranty Inc Insured)	1,000,000	963,281
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2038 (Assured Guaranty Inc Insured)	1,000,000	951,433
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2049 (Assured Guaranty Inc Insured)	11,430,000	10,007,727
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2030 (Assured Guaranty Inc Insured)	755,000	789,193
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2031 (Assured Guaranty Inc Insured)	545,000	568,176
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) Series 2019A, 3% 12/1/2044 (Assured Guaranty Inc Insured)	1,260,000	929,401
Onondaga NY Civic Dev Corp (Crouse-Irving Hospital, NY Proj.) Series 2024 A, 5.125% 8/1/2044	1,000,000	925,710
Onondaga NY Civic Dev Corp (Crouse-Irving Hospital, NY Proj.) Series 2024 A, 5.375% 8/1/2054	1,250,000	1,161,987
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (g)	3,500,000	2,812,964
Westchester County Local Development Corp (New York Blood Ctr Proj.) Series 2024, 5% 7/1/2035	3,500,000	3,743,875
Westchester County Local Development Corp (New York Blood Ctr Proj.) Series 2024, 5% 7/1/2038	2,000,000	2,103,425
TOTAL HEALTH CARE		110,242,981
Housing - 8.4%
New York City Housing Development Corp Series 2017 G 1, 3.6% 11/1/2042	1,020,000	892,608
New York City Housing Development Corp Series 2017 G 1, 3.7% 11/1/2047	1,200,000	986,947
New York City Housing Development Corp Series 2022 A, 2.5% 11/1/2042 (e)	1,500,000	1,227,873
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2017K, 3% 11/1/2032	1,610,000	1,546,337
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2017K, 3.3% 11/1/2037	1,800,000	1,628,005
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2019 I, 3.25% 11/1/2052	5,000,000	3,633,762
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2020 A 2, 2.6% 11/1/2040	610,000	469,768
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2021 D 1, 2.4% 11/1/2041	2,740,000	2,031,754
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2019 I, 3.15% 11/1/2044	1,500,000	1,199,090
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2021 J 1, 2.45% 11/1/2041	1,020,000	763,270
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2025 C 2, 3.3% tender 5/1/2065 (e)	3,000,000	2,964,733
New York St Hsg Fin Agy (New York St Hsg Fin Agy Rev Proj.) Series 2016 C, 3.05% 11/1/2036	1,700,000	1,486,450
New York State Housing Finance Agency (New York Mhsg 8/22/2007 Proj.) Series 2026D 2, 3.25% tender 5/1/2066 (e)	4,000,000	3,961,641
New York State Housing Finance Agency (New York Mhsg 8/22/2007 Proj.) Series 2026D 2, 3.35% tender 5/1/2066 (e)	6,000,000	5,817,367
New York State Housing Finance Agency Series 2026 C 2, 3.2% tender 5/1/2066 (e)	5,500,000	5,399,533
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 G 1 B, 3.05% 5/1/2050	4,270,000	3,056,843
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3% 11/1/2044	8,030,000	6,421,940
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	10,520,000	7,535,995
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020 A 1 C, 2.8% 11/1/2045	1,165,000	870,656
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020 I 1, 2.55% 11/1/2045	6,255,000	4,374,165
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 C 1, 2.25% 11/1/2041	2,885,000	2,086,725
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 C 1, 2.4% 11/1/2046	3,135,000	2,137,423
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.1% 11/1/2036	2,000,000	1,606,667
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.25% 11/1/2041	11,410,000	8,252,869
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	1,000,000	681,793
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.45% 11/1/2041	6,200,000	4,639,487
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.65% 11/1/2046	7,135,000	5,046,581
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.7% 11/1/2051	8,285,000	5,461,031
NY City Hsg Dev Corp Multifamily Hsg Rev Series 2021 G 1, 1.5% 11/1/2041	920,000	654,645
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) 3.5% 10/1/2050 (b)	4,045,000	4,021,736
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (b)	2,055,000	2,049,276
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 223, 3.5% 4/1/2049	380,000	379,468
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 225, 2.55% 4/1/2050	1,795,000	1,243,382
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 227, 2.5% 10/1/2047	12,730,000	8,886,955
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 232, 5% 10/1/2028 (b)	1,680,000	1,731,042
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 233, 2.2% 4/1/2036	965,000	794,722
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 239, 2.2% 10/1/2036	1,750,000	1,420,044
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 239, 2.45% 10/1/2041	585,000	455,375
TOTAL HOUSING		107,817,958
Industrial Development - 2.5%
Liberty NY Dev Corp Rev (Goldman Sachs Group Inc/The Proj.) 5.25% 10/1/2035	11,440,000	12,847,110
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2051	3,000,000	2,995,640
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	9,000,000	8,934,470
New York Liberty Dev Corp (One Bryant Part LLC Proj.) Series 2019 CL 1, 2.45% 9/15/2069	8,000,000	7,725,318
TOTAL INDUSTRIAL DEVELOPMENT		32,502,538
Lease Revenue - 0.2%
Clinton County Capital Resource Corp (Cves Boces Proj.) Series 2025, 4.5% 7/1/2040 (g)	1,100,000	1,099,680
Clinton County Capital Resource Corp (Cves Boces Proj.) Series 2025, 4.75% 7/1/2043 (g)	1,100,000	1,105,514
TOTAL LEASE REVENUE		2,205,194
Other - 0.8%
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2054	7,500,000	7,707,955
New York City Trust Cultural Resources Rev (Lincoln Center of Performing A Rts Proj.) Series 2026A, 5% 12/1/2035	2,500,000	2,776,367
TOTAL OTHER		10,484,322
Special Tax - 20.2%
Battery Pk City Auth NY Rev Series 2025, 5.25% 11/1/2055	10,000,000	10,583,449
Erie Cnty NY Fiscal Stability Auth 5% 9/1/2033	525,000	534,990
Erie Cnty NY Fiscal Stability Auth 5% 9/1/2034	850,000	865,780
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2032	8,450,000	9,292,277
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2038	5,000,000	5,409,264
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2041	2,000,000	2,128,408
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 11/1/2048	8,000,000	8,386,814
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 5/1/2048	5,000,000	5,230,289
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.5% 11/1/2051	10,500,000	11,169,419
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.5% 5/1/2052	5,000,000	5,300,020
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 B, 5.25% 5/1/2048	5,000,000	5,253,929
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.5% 2/1/2050	17,500,000	18,759,844
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 3% 1/1/2037 (Assured Guaranty Inc Insured)	3,070,000	2,769,733
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 3% 1/1/2046 (Assured Guaranty Inc Insured)	9,945,000	7,674,242
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2020 A, 3% 3/1/2049	5,700,000	4,034,026
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2020 A, 3% 3/1/2049 (Assured Guaranty Inc Insured)	1,500,000	1,086,357
New York NY City Transitional Fin Auth Rev 4% 11/1/2038	1,500,000	1,474,800
New York NY City Transitional Fin Auth Rev 4% 8/1/2038	1,340,000	1,318,952
New York NY City Transitional Fin Auth Rev Series 2016 F 3, 3% 2/1/2038	295,000	253,923
New York NY City Transitional Fin Auth Rev Series 2016, 3.25% 8/1/2035	290,000	269,620
New York NY City Transitional Fin Auth Rev Series 2018 B 1, 5% 8/1/2034	3,000,000	3,050,241
New York NY City Transitional Fin Auth Rev Series 2018 C 2, 5% 5/1/2037	4,690,000	4,801,924
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 3% 5/1/2046	4,200,000	3,176,959
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2047	1,000,000	912,274
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2040	5,115,000	5,405,498
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2041	8,000,000	8,431,323
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 C, 5% 3/15/2035	18,870,000	19,423,208
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2037	11,970,000	13,416,233
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	10,285,000	7,406,943
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2020A, 3% 3/15/2038	1,590,000	1,386,664
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2020A, 3% 3/15/2039	5,000,000	4,271,926
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2037	3,700,000	3,705,254
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2039	735,000	719,644
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 4% 3/15/2039	1,000,000	979,107
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2041	5,000,000	5,255,741
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2037	2,625,000	2,856,958
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2038	1,645,000	1,779,348
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2039	2,100,000	2,260,304
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2042	10,250,000	10,849,151
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2049	3,165,000	2,812,434
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 5% 3/15/2042	2,175,000	2,271,698
New York State Urban Development Corp (New York State Pit Proj.) Series 2022A, 5% 3/15/2040	8,000,000	8,502,590
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A 1, 3% 3/15/2050	8,945,000	6,577,008
NY Convention Ctr Dev Corp Rev 0% 11/15/2038 (c)	1,275,000	741,579
NY Convention Ctr Dev Corp Rev Series B, 0% 11/15/2030 (c)	3,400,000	2,907,350
NY Payroll Mobility Tax Series 2021 SUB C 3, 2.5% 5/15/2051	1,145,000	715,290
NY Payroll Mobility Tax Series 2022D 1A, 5% 11/15/2038	10,000,000	10,745,064
NY Payroll Mobility Tax Series 2023 C, 5.25% 11/15/2039	6,000,000	6,603,685
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2036	800,000	876,959
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2038	1,125,000	1,214,959
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2039	1,545,000	1,655,099
Triborough Brdg & Tunl NY Rett Series 2025 A, 5.5% 12/1/2059	10,000,000	10,544,796
TOTAL SPECIAL TAX		258,053,347
Tobacco Bonds - 0.7%
Suffolk Tobacco Asset Securitization Corp NY Tobacco Settlement 4% 6/1/2050	3,000,000	2,549,873
Suffolk Tobacco Asset Securitization Corp NY Tobacco Settlement Series 2021B1, 4% 6/1/2050	4,135,000	3,507,065
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2030	2,525,000	2,558,839
TOTAL TOBACCO BONDS		8,615,777
Transportation - 16.4%
Build NYC Resource Corp (TrIPs Obligated Group Proj.) 5.5% 7/1/2041 (b)	340,000	362,032
Build NYC Resource Corp (TrIPs Obligated Group Proj.) 5.5% 7/1/2042 (b)	1,135,000	1,203,954
Build NYC Resource Corp (TrIPs Obligated Group Proj.) 5.5% 7/1/2043 (b)	1,230,000	1,299,550
Build NYC Resource Corp (TrIPs Obligated Group Proj.) 5.5% 7/1/2044 (b)	1,200,000	1,261,660
Build NYC Resource Corp (TrIPs Obligated Group Proj.) 5.5% 7/1/2045 (b)	1,500,000	1,569,955
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2031	665,000	668,263
Metropolitan Transn Auth NY Rv Series 2016 D, 5.25% 11/15/2031	500,000	502,802
Metropolitan Transn Auth NY Rv Series 2016B, 5% 11/15/2034	1,490,000	1,495,996
Metropolitan Transn Auth NY Rv Series 2016B, 5% 11/15/2035	8,375,000	8,406,260
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2032 (c)	18,000,000	14,308,133
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	5,000,000	5,163,259
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2032	925,000	952,137
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	620,000	638,486
Metropolitan Transn Auth NY Rv Series 2020 C 1, 5% 11/15/2050	1,310,000	1,316,604
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2031	1,175,000	1,180,766
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2032	730,000	733,348
New York Liberty Dev Corp (4 World Trade Center LLC Proj.) Series 2021A, 2.1% 11/15/2032	950,000	823,296
New York Liberty Dev Corp (4 World Trade Center LLC Proj.) Series 2021A, 2.875% 11/15/2046	6,300,000	4,616,412
New York Liberty Dev Corp (4 World Trade Center LLC Proj.) Series 2021A, 3% 11/15/2051	5,500,000	3,778,233
New York Liberty Dev Corp (Port Auth NY & NJ Proj.) Series 2021, 2.25% 2/15/2041	3,000,000	2,130,711
New York St Brdg Auth Rev Series 2021 A, 4% 1/1/2051	1,085,000	963,423
New York St Twy Auth Gen Rev Series 2019 B, 3% 1/1/2053	5,405,000	3,647,194
New York St Twy Auth Gen Rev Series 2019 B, 3% 1/1/2053 (Assured Guaranty Inc Insured)	2,000,000	1,382,774
New York St Twy Auth Gen Rev Series 2019 B, 4% 1/1/2045	5,000,000	4,626,776
New York St Twy Auth Gen Rev Series 2026A, 5% 1/1/2048	4,800,000	4,975,710
New York St Twy Auth Gen Rev Series 2026A, 5% 1/1/2051	6,800,000	6,997,238
New York St Twy Auth Gen Rev Series N, 3% 1/1/2050	5,000,000	3,585,706
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2033 (b)	5,000,000	5,091,143
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2023, 6% 4/1/2035 (b)	5,000,000	5,510,693
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 4% 12/1/2038 (b)	1,200,000	1,125,593
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 4% 12/1/2041 (b)	2,490,000	2,256,650
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2031 (b)	1,900,000	1,999,460
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2033 (b)	2,800,000	2,918,770
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2035 (b)	1,540,000	1,594,244
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2029	1,300,000	1,376,140
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2030	500,000	535,609
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (b)	250,000	267,291
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (b)	8,465,000	8,927,852
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (b)	7,500,000	7,866,738
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5% 6/30/2049 (Assured Guaranty Inc Insured) (b)	5,000,000	4,979,714
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.5% 6/30/2054 (b)	8,000,000	8,100,125
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 0% 12/31/2054 (Assured Guaranty Inc Insured) (b)(d)	9,000,000	5,879,694
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (b)	6,580,000	6,667,787
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2030 (b)	750,000	778,588
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2032 (b)	1,360,000	1,402,198
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2033 (b)	1,000,000	1,029,132
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2034 (b)	1,765,000	1,812,886
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2036 (b)	1,150,000	1,175,818
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) Series 2019A, 5% 4/1/2029 (b)	615,000	640,906
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) Series 2019A, 5% 4/1/2038 (b)	750,000	763,039
Syracuse Regional Airport Authority 4% 7/1/2035 (b)	500,000	489,926
Syracuse Regional Airport Authority 4% 7/1/2036 (b)	500,000	485,076
Syracuse Regional Airport Authority 5% 7/1/2028 (b)	1,640,000	1,686,583
Syracuse Regional Airport Authority 5% 7/1/2029 (b)	1,500,000	1,559,068
Syracuse Regional Airport Authority 5% 7/1/2030 (b)	1,500,000	1,572,618
Syracuse Regional Airport Authority 5% 7/1/2031 (b)	2,060,000	2,174,877
Syracuse Regional Airport Authority 5% 7/1/2032 (b)	1,145,000	1,204,215
Syracuse Regional Airport Authority 5% 7/1/2033 (b)	755,000	791,675
Syracuse Regional Airport Authority 5% 7/1/2034 (b)	815,000	851,524
Triborough Brdg & Tunl NY Revs 4% 11/15/2037	3,000,000	2,975,171
Triborough Brdg & Tunl NY Revs Series 2019 C, 3% 11/15/2046	5,000,000	3,831,953
Triborough Brdg & Tunl NY Revs Series 2022A, 4% 11/15/2052	3,000,000	2,689,201
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2040	2,000,000	2,116,306
Triborough Brdg & Tunl NY Revs Series 2022A, 5% 11/15/2041	2,000,000	2,110,073
Triborough Brdg & Tunl NY Revs Series 2024 A SUB A 1, 5.25% 11/15/2051	10,000,000	10,431,141
Triborough Brdg & Tunl NY Revs Series 2025 A 1, 5.5% 11/15/2053	7,500,000	7,988,208
Triborough Brdg & Tunl NY Revs Series 2026SUB A 1, 5.25% 11/15/2047	2,500,000	2,680,581
Triborough Brdg & Tunl NY Revs Series 2026SUB A 1, 5.25% 11/15/2048	3,500,000	3,726,030
Triborough Brdg & Tunl NY Revs Series 2026SUB A 1, 5.5% 11/15/2056	10,000,000	10,675,704
TOTAL TRANSPORTATION		211,330,678
Water & Sewer - 1.5%
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2018 B, 5% 6/15/2043	1,000,000	1,020,775
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2021SUB BB 1, 3% 6/15/2050	4,395,000	3,200,136
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2026 BB, 5.5% 6/15/2056	7,000,000	7,486,538
New York NY Cty Muni Wtr Fin Auth Series FISCAL2025AA SUB AA1, 5.25% 6/15/2053	6,265,000	6,546,200
Onondaga Cnty NY Wtr Auth Wtr Rev Series 2022A, 2.5% 9/15/2051	1,855,000	1,124,576
Western Nassau Cnty NY Wtr Auth Wtr Sys Rev Series 2015A, 5% 4/1/2030	350,000	350,579
TOTAL WATER & SEWER		19,728,804
TOTAL NEW YORK		1,095,159,446
Puerto Rico - 0.8%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (c)	3,719,591	2,700,421
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,350,000	1,425,375
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	3,120,000	3,366,755
TOTAL GENERAL OBLIGATIONS		7,492,551
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (g)	2,375,000	2,474,148
TOTAL PUERTO RICO		9,966,699
Virgin Islands - 0.5%
Transportation - 0.5%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2030	1,000,000	1,051,804
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2031	695,000	737,546
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2032	500,000	534,687
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2036	2,290,000	2,481,341
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2039	385,000	412,012
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2040	745,000	792,379
TOTAL VIRGIN ISLANDS		6,009,769
TOTAL MUNICIPAL SECURITIES (Cost $1,274,242,875)		1,239,543,092

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $41,046,083)	2.68	41,037,875	41,046,083

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $1,315,288,958)	1,280,589,175
NET OTHER ASSETS (LIABILITIES) - 0.2%	2,960,109
NET ASSETS - 100.0%	1,283,549,284

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Zero coupon bond which is issued at a discount.
(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,492,306 or 0.6% of net assets.

(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Municipal Cash Central Fund	79,983,193	130,339,010	169,276,120	634,239	-	-	41,046,083	41,037,875
	79,983,193	130,339,010	169,276,120	634,239	-	-	41,046,083

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	88,988,698	-	88,988,698	-
Electric Utilities	28,820,362	-	28,820,362	-
Escrowed/Pre-Refunded	213,752	-	213,752	-
General Obligations	223,647,586	-	223,647,586	-
Health Care	110,242,981	-	110,242,981	-
Housing	107,817,958	-	107,817,958	-
Industrial Development	32,502,538	-	32,502,538	-
Lease Revenue	2,205,194	-	2,205,194	-
Other	10,484,322	-	10,484,322	-
Special Tax	258,053,347	-	258,053,347	-
Tobacco Bonds	8,615,777	-	8,615,777	-
Transportation	343,593,832	-	343,593,832	-
Water & Sewer	24,356,745	-	24,356,745	-

Money Market Funds	41,046,083	41,046,083	-	-
Total Investments in Securities:	1,280,589,175	41,046,083	1,239,543,092	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$1,239,543,092
Investments in securities, at value - affiliated issuers	41,046,083
Cash	100,000
Receivable for fund shares sold	158,726
Interest receivable	12,929,561
Distributions receivable from affiliated funds	88,608
Prepaid expenses	162
Total assets	1,293,866,232
Liabilities
Payable for investments purchased, delayed delivery	7,000,000
Payable for fund shares redeemed	1,293,551
Distributions payable	1,508,491
Accrued management fee	471,837
Distribution and service plan fees payable	9,094
Other payables and accrued expenses	33,975
Total liabilities	10,316,948
Net Assets	$1,283,549,284
Net assets consist of:
Paid in capital	1,354,889,340
Total accumulated earnings (loss)	(71,340,056)
Net Assets	$1,283,549,284

Net Asset Value and Maximum Offering
Class A
Net Asset Value and redemption price per share ($29,523,629/2,410,292 shares) a	$12.25
Maximum offering price per share (100/96.00 of $12.25)	$12.76
Class M
Net Asset Value and redemption price per share ($3,043,627/248,268 shares) a	$12.26
Maximum offering price per share (100/96.00 of $12.26)	$12.77
Class C
Net Asset Value and offering price per share ($2,442,303/199,390 shares) a	$12.25
Fidelity® New York Municipal Income Fund
Net Asset Value, offering price and redemption price per share ($1,161,435,789/94,783,740 shares)	$12.25
Class I
Net Asset Value, offering price and redemption price per share ($46,897,018/3,831,666 shares)	$12.24
Class Z
Net Asset Value, offering price and redemption price per share ($40,206,918/3,285,268 shares)	$12.24

(a)Redemption price per unit is equal to net asset value less any applicable contingent deferred sales charge.

Other Information
Unaffiliated issuers, cost	1,274,242,875
Affiliated issuers, cost	41,046,083
Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - affiliated issuers	$634,239
Interest	23,795,544
Total investment income	24,429,783
Expenses
Management fee	2,872,503
Distribution and service plan fees	54,500
Custodian fees and expenses	7,373
Independent trustees' fees and expenses	1,440
Registration fees	72,401
Audit	29,327
Legal	7,663
Commitment fee	800
Miscellaneous	1,499
Total expenses	3,047,506
Expense reimbursements and reductions	(63)
Total expenses after reductions	3,047,443
Net investment income (loss)	21,382,340
Net realized gain (loss)
Investments - unaffiliated issuers	(1,115,680)
Net realized gain (loss)	(1,115,680)
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(27,031,327)
Total change in net unrealized appreciation (depreciation)	(27,031,327)
Net gain (loss)	(28,147,007)
Net increase (decrease) in net assets resulting from operations	$(6,764,667)

Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	Year ended January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,382,340	$39,187,235
Net realized gain (loss)	(1,115,680)	(3,937,310)
Change in net unrealized appreciation (depreciation)	(27,031,327)	22,882,369
Net increase (decrease) in net assets resulting from operations	(6,764,667)	58,132,294
Distributions to shareholders
Distributions to shareholders	(19,678,320)	(36,318,202)
Total distributions	(19,678,320)	(36,318,202)
Net increase (decrease) in net assets resulting from share transactions	(22,616,744)	95,826,736
Total increase (decrease) in net assets	(49,059,731)	117,640,828
Net Assets
Beginning of period	1,332,609,015	1,214,968,187
End of period	$1,283,549,284	$1,332,609,015
Financial Highlights
Fidelity Advisor® New York Municipal Income Fund Class A

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$12.50	$12.30	$12.40	$12.28	$13.19	$13.75
Income from Investment Operations
Net investment income (loss) A, B	.18	.35	.33	.30	.26	.25
Net realized and unrealized gain (loss)	(.26)	.17	(.12)	.11	(.89)	(.46)
Total from investment operations	(.08)	.52	.21	.41	(.63)	(.21)
Distributions
Distributions from net investment income	(.17)	(.32)	(.31)	(.29)	(.26)	(.25)
Distributions from net realized gain	-	- C	- C	-	(.02)	(.10)
Total distributions	(.17)	(.32)	(.31)	(.29)	(.28)	(.35)
Net asset value, end of period	$12.25	$12.50	$12.30	$12.40	$12.28	$13.19
Total Return D, E, F	(.68)%	4.32%	1.69%	3.45%	(4.75)%	(1.61)%
Ratios and Supplemental Data A, G, H
Ratio of expenses to average net assets before reductions	.76% I	.76%	.76%	.78%	.78%	.77%
Ratio of expenses to average net assets net of fee waivers, if any	.76% I	.76%	.76%	.77%	.78%	.77%
Ratio of expenses to average net assets net of all reductions, if any	.76% I	.76%	.76%	.77%	.78%	.77%
Ratio of net investment income (loss) to average net assets	2.95% I	2.85%	2.68%	2.51%	2.14%	1.81%
Net assets, end of period	$29,523,629	$28,686,348	$29,578,377	$31,611,380	$34,470,160	$41,355,827
Portfolio turnover rate J	13% I	16%	13%	15%	17%	16%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CAmount represents less than $.005 per share.
DTotal returns do not include the effect of the sales charges.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® New York Municipal Income Fund Class M

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$12.51	$12.31	$12.41	$12.29	$13.21	$13.76
Income from Investment Operations
Net investment income (loss) A, B	.18	.35	.34	.31	.27	.25
Net realized and unrealized gain (loss)	(.26)	.18	(.13)	.11	(.91)	(.45)
Total from investment operations	(.08)	.53	.21	.42	(.64)	(.20)
Distributions
Distributions from net investment income	(.17)	(.32)	(.31)	(.30)	(.27)	(.25)
Distributions from net realized gain	-	- C	- C	-	(.02)	(.10)
Total distributions	(.17)	(.33) D	(.31)	(.30)	(.28) D	(.35)
Net asset value, end of period	$12.26	$12.51	$12.31	$12.41	$12.29	$13.21
Total Return E, F, G	(.66)%	4.36%	1.73%	3.50%	(4.77)%	(1.50)%
Ratios and Supplemental Data B, H, I
Ratio of expenses to average net assets before reductions	.72% J	.72%	.72%	.73%	.72%	.74%
Ratio of expenses to average net assets net of fee waivers, if any	.72% J	.72%	.71%	.73%	.72%	.73%
Ratio of expenses to average net assets net of all reductions, if any	.72% J	.72%	.71%	.73%	.72%	.73%
Ratio of net investment income (loss) to average net assets	2.99% J	2.89%	2.72%	2.56%	2.20%	1.85%
Net assets, end of period	$3,043,627	$3,150,351	$4,069,316	$4,221,539	$4,305,298	$6,308,462
Portfolio turnover rate K	13% J	16%	13%	15%	17%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not include the effect of the sales charges.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® New York Municipal Income Fund Class C

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$12.50	$12.30	$12.40	$12.28	$13.19	$13.75
Income from Investment Operations
Net investment income (loss) A, B	.14	.26	.25	.22	.18	.15
Net realized and unrealized gain (loss)	(.27)	.17	(.13)	.11	(.90)	(.46)
Total from investment operations	(.13)	.43	.12	.33	(.72)	(.31)
Distributions
Distributions from net investment income	(.12)	(.23)	(.22)	(.21)	(.18)	(.15)
Distributions from net realized gain	-	- C	- C	-	(.02)	(.10)
Total distributions	(.12)	(.23)	(.22)	(.21)	(.19) D	(.25)
Net asset value, end of period	$12.25	$12.50	$12.30	$12.40	$12.28	$13.19
Total Return E, F, G	(1.03)%	3.59%	.98%	2.72%	(5.42)%	(2.33)%
Ratios and Supplemental Data B, H, I
Ratio of expenses to average net assets before reductions	1.47% J	1.46%	1.45%	1.48%	1.48%	1.50%
Ratio of expenses to average net assets net of fee waivers, if any	1.47% J	1.46%	1.45%	1.48%	1.48%	1.50%
Ratio of expenses to average net assets net of all reductions, if any	1.47% J	1.46%	1.45%	1.48%	1.48%	1.50%
Ratio of net investment income (loss) to average net assets	2.25% J	2.15%	1.98%	1.81%	1.44%	1.08%
Net assets, end of period	$2,442,303	$2,705,516	$3,284,595	$4,320,508	$6,319,202	$9,483,485
Portfolio turnover rate K	13% J	16%	13%	15%	17%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not include the effect of the contingent deferred sales charge.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® New York Municipal Income Fund

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$12.50	$12.31	$12.41	$12.29	$13.20	$13.75
Income from Investment Operations
Net investment income (loss) A, B	.20	.39	.37	.34	.30	.29
Net realized and unrealized gain (loss)	(.26)	.16	(.12)	.11	(.89)	(.45)
Total from investment operations	(.06)	.55	.25	.45	(.59)	(.16)
Distributions
Distributions from net investment income	(.19)	(.36)	(.34)	(.33)	(.30)	(.29)
Distributions from net realized gain	-	- C	- C	-	(.02)	(.10)
Total distributions	(.19)	(.36)	(.35) D	(.33)	(.32)	(.39)
Net asset value, end of period	$12.25	$12.50	$12.31	$12.41	$12.29	$13.20
Total Return E, F	(.53)%	4.56%	2.00%	3.77%	(4.45)%	(1.22)%
Ratios and Supplemental Data B, G, H
Ratio of expenses to average net assets before reductions	.45% I	.45%	.45%	.47%	.47%	.46%
Ratio of expenses to average net assets net of fee waivers, if any	.45% I	.45%	.45%	.46%	.46%	.46%
Ratio of expenses to average net assets net of all reductions, if any	.45% I	.45%	.45%	.46%	.46%	.45%
Ratio of net investment income (loss) to average net assets	3.26% I	3.16%	2.99%	2.83%	2.45%	2.13%
Net assets, end of period	$1,161,435,789	$1,209,184,908	$1,100,892,924	$1,126,404,747	$1,139,756,528	$1,575,526,251
Portfolio turnover rate J	13% I	16%	13%	15%	17%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® New York Municipal Income Fund Class I

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$12.49	$12.29	$12.39	$12.27	$13.18	$13.74
Income from Investment Operations
Net investment income (loss) A, B	.20	.38	.36	.33	.29	.28
Net realized and unrealized gain (loss)	(.27)	.17	(.12)	.11	(.89)	(.46)
Total from investment operations	(.07)	.55	.24	.44	(.60)	(.18)
Distributions
Distributions from net investment income	(.18)	(.35)	(.33)	(.32)	(.29)	(.28)
Distributions from net realized gain	-	- C	- C	-	(.02)	(.10)
Total distributions	(.18)	(.35)	(.34) D	(.32)	(.31)	(.38)
Net asset value, end of period	$12.24	$12.49	$12.29	$12.39	$12.27	$13.18
Total Return E, F	(.57)%	4.56%	1.92%	3.69%	(4.53)%	(1.38)%
Ratios and Supplemental Data A, G, H
Ratio of expenses to average net assets before reductions	.53% I	.53%	.53%	.55%	.54%	.54%
Ratio of expenses to average net assets net of fee waivers, if any	.53% I	.53%	.53%	.54%	.54%	.53%
Ratio of expenses to average net assets net of all reductions, if any	.53% I	.53%	.53%	.54%	.54%	.53%
Ratio of net investment income (loss) to average net assets	3.18% I	3.08%	2.91%	2.75%	2.38%	2.05%
Net assets, end of period	$46,897,018	$45,350,059	$42,008,216	$45,210,741	$39,892,664	$52,354,817
Portfolio turnover rate J	13% I	16%	13%	15%	17%	16%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® New York Municipal Income Fund Class Z

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026	2025	2024	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$12.49	$12.29	$12.39	$12.27	$13.18	$13.74
Income from Investment Operations
Net investment income (loss) A, B	.20	.39	.37	.34	.30	.30
Net realized and unrealized gain (loss)	(.26)	.17	(.12)	.11	(.89)	(.47)
Total from investment operations	(.06)	.56	.25	.45	(.59)	(.17)
Distributions
Distributions from net investment income	(.19)	(.36)	(.35)	(.33)	(.30)	(.30)
Distributions from net realized gain	-	- C	- C	-	(.02)	(.10)
Total distributions	(.19)	(.36)	(.35)	(.33)	(.32)	(.39) D
Net asset value, end of period	$12.24	$12.49	$12.29	$12.39	$12.27	$13.18
Total Return E, F	(.52)%	4.67%	2.03%	3.81%	(4.43)%	(1.27)%
Ratios and Supplemental Data B, G, H
Ratio of expenses to average net assets before reductions	.42% I	.42%	.42%	.43%	.43%	.43%
Ratio of expenses to average net assets net of fee waivers, if any	.42% I	.42%	.42%	.43%	.43%	.42%
Ratio of expenses to average net assets net of all reductions, if any	.42% I	.42%	.42%	.43%	.43%	.42%
Ratio of net investment income (loss) to average net assets	3.29% I	3.19%	3.01%	2.86%	2.49%	2.16%
Net assets, end of period	$40,206,918	$43,531,833	$35,134,759	$22,982,270	$13,067,356	$19,897,563
Portfolio turnover rate J	13% I	16%	13%	15%	17%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2026

  1. Organization.
Fidelity® New York Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity New York Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers the classes of shares listed below.

Fidelity® New York Municipal Income Fund	Class A, Class M, Class C, Fidelity® New York Municipal Income Fund, Class I, and Class Z
Each class has equal rights as to assets and voting privileges, and exclusive voting rights with respect to matters that affect that class. Class A, Class M, Class C, Class I and Class Z, as applicable, are Fidelity Advisor classes.

Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities  are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable.  Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Fidelity® New York Municipal Income Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® New York Municipal Income Fund	1,306,781,653	14,919,294	(41,111,772)	(26,192,478)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity® New York Municipal Income Fund	(9,540,447)	(34,508,854)	(44,049,301)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® New York Municipal Income Fund	80,855,871	91,732,046

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class . The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month.

When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity® New York Municipal Income Fund
Class A	0.49%
Class M	0.45%
Class C	0.44%
Fidelity® New York Municipal Income Fund	0.43%
Class I	0.51%
Class Z	0.40%

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity® New York Municipal Income Fund
Class A	0.49
Class M	0.45
Class C	0.44
Fidelity® New York Municipal Income Fund	0.43
Class I	0.51
Class Z	0.40

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, separate Distribution and Service Plans for each class of shares have been adopted by the Fund. Certain classes pay FIdelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and or Service Fees, each of which is based on an annual percentage of each class's average net assets. In addition, FDC may pay financial intermediaries for selling shares and providing shareholder support services. For the period, the distribution and service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee %	Service Fee %	Total Fees ($)	Retained by FDC ($)
Fidelity® New York Municipal Income Fund
Class A	-	.25	37,127	2,257
Class M	-	.25	3,929	41
Class C	.75	.25	13,444	1,284
			54,500	3,582

Sales Load. FDC may receive a front-end sales charge of up to a certain percentage for selling shares of certain classes, some of which is paid to financial intermediaries for selling shares. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on redemptions from certain classes. For the period, front-end sales charge rates, deferred sales charge rates and sales charge amounts retained by FDC were as follows:

	Front-End Sales Charge (%)	Deferred Sales Charge (%)	Retained by FDC ($)
Fidelity® New York Municipal Income Fund
Class A A	4.00	.75	450
Class M A	4.00	.25	15
Class C B	-	1.00	-
			465

A  Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to the sales charge indicated.
B  When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are presented in the Statement of Operations.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  6. Expense Reductions.
Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® New York Municipal Income Fund	63

  7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026

Fidelity® New York Municipal Income Fund
Class A	396,573	739,966
Class M	42,552	92,515
Class C	26,493	58,572
Fidelity® New York Municipal Income Fund	17,912,693	33,108,828
Class I	666,395	1,175,739
Class Z	633,614	1,142,582
Total	19,678,320	36,318,202

  8. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026	July 31, 2026	January 31, 2026

Fidelity® New York Municipal Income Fund
Class A
Shares sold	372,187	190,801	4,614,487	2,348,106
Reinvestment of distributions	27,999	52,666	348,393	642,958
Shares redeemed	(285,475)	(352,537)	(3,554,666)	(4,288,739)
Net increase (decrease)	114,711	(109,070)	1,408,214	(1,297,675)
Class M
Shares sold	2,283	6,229	28,527	76,285
Reinvestment of distributions	2,407	6,366	29,974	77,744
Shares redeemed	(8,312)	(91,254)	(102,382)	(1,107,182)
Net increase (decrease)	(3,622)	(78,659)	(43,881)	(953,153)
Class C
Shares sold	8,586	20,070	106,089	244,510
Reinvestment of distributions	2,124	4,780	26,432	58,322
Shares redeemed	(27,827)	(75,374)	(345,590)	(928,292)
Net increase (decrease)	(17,117)	(50,524)	(213,069)	(625,460)
Fidelity® New York Municipal Income Fund
Shares sold	8,163,334	26,834,462	101,888,714	326,589,455
Reinvestment of distributions	765,354	1,495,882	9,526,563	18,277,431
Shares redeemed	(10,872,608)	(21,069,482)	(135,179,327)	(256,336,121)
Net increase (decrease)	(1,943,920)	7,260,862	(23,764,050)	88,530,765
Class I
Shares sold	540,079	1,155,237	6,724,353	14,033,026
Reinvestment of distributions	31,026	54,179	385,744	661,487
Shares redeemed	(371,384)	(995,342)	(4,620,661)	(12,015,157)
Net increase (decrease)	199,721	214,074	2,489,436	2,679,356
Class Z
Shares sold	325,368	1,479,155	4,057,645	17,843,393
Reinvestment of distributions	24,840	44,271	308,805	541,058
Shares redeemed	(551,493)	(895,689)	(6,859,844)	(10,891,548)
Net increase (decrease)	(201,285)	627,737	(2,493,394)	7,492,903

  9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.789717.124
NFY-SANN-0926

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2026